Note 18 - Parent Company Only Financial Statements (Detail) - Condensed Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and due from banks	$ 61,568,446	$ 53,136,710
Interest-bearing deposits at financial institutions	22,359,490	26,750,602
Securities available for sale, at fair value	530,159,986	565,029,291
Premises and equipment, net	31,262,390	31,740,751
Other assets	13,732,795	18,138,138
Total assets	2,093,730,492	1,966,610,054
Liabilities and Stockholders' Equity
Other borrowings	138,239,762	136,231,663
Other liabilities	31,424,848	26,116,451
Total liabilities	1,953,296,671	1,822,177,352
Stockholders' Equity:
Preferred stock	54,867	65,090
Common stock	5,039,448	4,879,435
Additional paid-in capital	78,912,791	89,702,533
Retained earnings	53,326,542	44,585,902
Accumulated other comprehensive income	4,706,683	4,754,714
Treasury stock	(1,606,510)	(1,606,510)
Total liabilities and stockholders' equity	2,093,730,492	1,966,610,054
Bank Subsidiaries [Member] | Parent Company [Member]
Investment in subsidiaries	182,465,733	181,045,066
Nonbank Subsidiaries [Member] | Parent Company [Member]
Investment in subsidiaries	1,202,791	2,510,382
Parent Company [Member]
Cash and due from banks	1,072,434	3,542,484
Interest-bearing deposits at financial institutions	185,113	183,176
Securities available for sale, at fair value	1,406,876	1,252,658
Premises and equipment, net	3,318,757
Other assets	7,720,933	5,196,321
Total assets	197,372,637	193,730,087
Liabilities and Stockholders' Equity
Other borrowings	10,077,769	6,231,663
Junior subordinated debentures	36,085,000	36,085,000
Other liabilities	10,776,047	9,032,260
Total liabilities	56,938,816	51,348,923
Stockholders' Equity:
Preferred stock	54,867	65,090
Common stock	5,039,448	4,879,435
Additional paid-in capital	78,912,791	89,702,533
Retained earnings	53,326,542	44,585,902
Accumulated other comprehensive income	4,706,683	4,754,714
Treasury stock	(1,606,510)	(1,606,510)
Total stockholders' equity	140,433,821	142,381,164
Total liabilities and stockholders' equity	$ 197,372,637	$ 193,730,087